FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK§ — 100.0%

Communication Services — 16.2%
Alphabet, Cl C *	6,795	$20,149,961
Alphabet, Cl A *	6,779	20,072,077
Match Group *	15,000	2,261,700
Meta Platforms, Cl A *	48,690	15,754,623
Netflix *	16,000	11,044,960
Pinterest, Cl A *	20,000	892,800
Roku, Cl A *	6,500	1,981,850
Snap, Cl A *	72,500	3,812,050

		75,970,021

Consumer Discretionary — 20.3%
Airbnb, Cl A *	15,000	2,559,900
Amazon.com *	11,771	39,696,873
Booking Holdings *	2,020	4,889,976
Chipotle Mexican Grill, Cl A *	3,300	5,870,799
Floor & Decor Holdings, Cl A *	20,000	2,718,400
Home Depot	28,590	10,628,047
Lululemon Athletica *	6,500	3,029,065
NIKE, Cl B	32,500	5,436,925
O’Reilly Automotive *	6,000	3,733,920
Starbucks	47,550	5,043,628
Tesla *	6,750	7,519,500
TJX	63,000	4,125,870

		95,252,903

Consumer Staples — 0.9%
Costco Wholesale	8,132	3,997,203

Financials — 2.7%
JPMorgan Chase	43,500	7,390,215
Moody’s	13,655	5,518,668

		12,908,883

Health Care — 9.7%
Abbott Laboratories	38,000	4,897,820
Boston Scientific *	92,500	3,989,525
Danaher	25,000	7,794,250
Edwards Lifesciences *	36,000	4,313,520
Eli Lilly and Co	28,000	7,133,280
Humana	6,500	3,010,540
Merck	20,000	1,761,000
Seagen *	20,000	3,526,600
UnitedHealth Group	12,300	5,663,781
Zoetis, Cl A	17,235	3,726,207

		45,816,523

Industrials — 3.0%
Canadian Pacific Railway	55,200	4,272,480
Fortive	32,000	2,422,720
Uber Technologies *	40,000	1,752,800
Union Pacific	23,000	5,552,200

		14,000,200

Information Technology — 45.5%
Adobe *	19,750	12,844,610
Advanced Micro Devices *	43,500	5,230,005
Apple	233,584	34,990,884
Autodesk *	10,000	3,176,100
Lam Research	5,000	2,817,850
Marvell Technology	129,535	8,873,148

Description	Shares	Value

Mastercard, Cl A	37,160	$12,467,923
Microsoft	165,550	54,899,691
NVIDIA	55,000	14,061,850
PayPal Holdings *	48,770	11,343,414
QUALCOMM	31,500	4,190,760
salesforce.com *	52,135	15,624,338
ServiceNow *	16,000	11,164,160
Square, Cl A *	10,000	2,545,000
Twilio, Cl A *	8,500	2,476,560
Visa, Cl A	63,600	13,468,572
Workday, Cl A *	12,500	3,624,750

		213,799,615

Materials — 1.3%
Sherwin-Williams	19,500	6,173,895

Real Estate — 0.4%
American Tower ‡	7,500	2,114,775

Total Common Stock (Cost $170,242,874)		470,034,018

Total Investments — 100.0%

(Cost $170,242,874)		$470,034,018

Percentages are based on Net Assets of $470,153,380.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2800

1

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

U.S. TREASURY OBLIGATIONS — 28.1%

U.S. Treasury Bill
0.108%, 11/04/21 (A)	$1,500,000	$1,499,996

U.S. Treasury Bonds
1.875%, 02/15/41	30,000,000	29,479,688
1.375%, 11/15/40	30,000,000	27,072,656
1.250%, 05/15/50	25,000,000	21,134,766
U.S. Treasury Inflationary Protection Securities
1.000%, 02/15/46 to 02/15/48	18,021,060	24,312,533
0.875%, 01/15/29	32,502,600	37,729,678

U.S. Treasury Notes 2.875%, 05/15/28	200,000,000	218,304,688
2.375%, 05/15/29	17,000,000	18,087,070
1.500%, 08/15/26	15,000,000	15,227,344
1.250%, 04/30/28	30,000,000	29,688,281
1.125%, 02/15/31	65,000,000	62,694,531
0.875%, 11/15/30	25,000,000	23,620,117
0.625%, 10/15/24	350,000,000	348,660,158

Total U.S. Treasury Obligations (Cost $833,136,436)		857,511,506

CORPORATE OBLIGATIONS — 18.0%

Communication Services — 0.1%

T-Mobile USA
3.500%, 04/15/31 (B)	2,000,000	2,069,800

Consumer Discretionary — 4.3%

Airswift Global
8.623%, VAR ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (B)	13,000,000	13,259,950

Carvana
4.875%, 09/01/29 (B)	9,000,000	8,707,500

Choice Hotels International
3.700%, 12/01/29	8,000,000	8,523,200
3.700%, 01/15/31	3,000,000	3,199,776

Expedia
3.800%, 02/15/28	5,915,000	6,384,532

Expedia Group
4.625%, 08/01/27	5,000,000	5,598,078

Ford Motor
4.346%, 12/08/26	15,033,000	16,072,081

General Motors Financial
1.200%, 10/15/24	3,000,000	2,994,879

Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	6,000,000	5,760,000

MajorDrive Holdings IV
6.375%, 06/01/29 (B)	12,500,000	12,025,000

Marriott International
3.500%, 10/15/32	3,000,000	3,172,890
2.850%, 04/15/31	3,000,000	3,021,305

QVC
4.750%, 02/15/27	4,000,000	4,187,520

Scientific Games International
8.625%, 07/01/25 (B)	5,750,000	6,205,400

Description	Face Amount	Value

STL Holding
7.500%, 02/15/26 (B)	$12,500,000	$13,093,750

TransJamaican Highway
5.750%, 10/10/36 (B)	1,472,817	1,477,235

VistaJet Malta Finance
10.500%, 06/01/24 (B)	16,799,000	18,132,841

		131,815,937

Energy — 4.8%

Apache
7.750%, 12/15/29	4,138,000	5,224,225

Intesa Sanpaolo
4.000%, 09/23/29 (B)	5,000,000	5,408,931

Marathon Oil
4.400%, 07/15/27	3,000,000	3,326,979

New England Power
2.807%, 10/06/50 (B)	5,000,000	4,755,655

Noble Finance
11.000%, 02/15/28	1,893,334	2,085,034
11.000%, 02/15/28 (B)	869,000	956,986

Petroleos Mexicanos
5.350%, 02/12/28	7,000,000	6,986,770

Seadrill New Finance
12.000%, 07/15/25	13,575,356	8,145,214
12.000%, 07/15/25 (C)	65,338,161	39,202,897

Seamex Finance Ltd.
12.000%, 08/31/24	38,961,909	32,719,459

Talen Energy Supply
7.250%, 05/15/27 (B)	1,500,000	1,434,720

Tiger Holdco Pte
13.000%, 06/10/23 (B)	13,365,000	13,498,650

Transocean
11.500%, 01/30/27 (B)	19,918,000	20,316,360

Transocean Sentry
5.375%, 05/15/23 (B)	4,594,861	4,502,963

		148,564,843

Financials — 3.0%

Aflac
3.600%, 04/01/30	5,000,000	5,551,980

Athene Holding
6.150%, 04/03/30	10,000,000	12,472,203

BAC Capital Trust XIV
5.630%, VAR ICE LIBOR USD 3 Month + 0.400%, 09/15/70	6,870,000	6,861,506

Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month + 1.902%, 05/16/29	2,000,000	2,310,523

Capital One Financial
3.800%, 01/31/28	5,000,000	5,515,424

Chubb INA Holdings
1.375%, 09/15/30	5,000,000	4,698,236

Credit Suisse Group
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%,	10,000,000	10,105,300

Enova International
8.500%, 09/15/25 (B)	11,007,000	11,337,210

1

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Farmers Exchange Capital
7.050%, 07/15/28 (B)	$6,075,000	$7,475,023

Raymond James Financial
3.750%, 04/01/51	3,000,000	3,421,484

Royal Bank of Canada MTN
0.750%, 10/07/24	17,250,000	17,097,749

Wachovia
6.605%, 10/01/25	5,650,000	6,647,531

		93,494,169

Industrials — 1.7%

AerCap Ireland Capital DAC
1.750%, 10/29/24	4,000,000	4,003,353

American Airlines Group
3.750%, 03/01/25 (B)	10,000,000	9,128,300

Boeing
2.950%, 02/01/30	3,344,000	3,382,095

Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,538,102

Equifax
3.100%, 05/15/30	3,000,000	3,156,372

FedEx
3.100%, 08/05/29	5,000,000	5,332,330

Flowserve
3.500%, 10/01/30	4,000,000	4,186,942

General Electric MTN
5.875%, 01/14/38	4,377,000	6,042,325

Leidos
2.300%, 02/15/31	3,291,000	3,169,003

Teekay
9.250%, 11/15/22 (B)	5,250,000	5,414,063

		51,352,885

Information Technology — 2.9%

Amkor Technology
6.625%, 09/15/27 (B)	10,372,000	11,030,622

Avaya
6.125%, 09/15/28 (B)	4,000,000	4,161,200

Avnet
3.000%, 05/15/31	7,000,000	6,969,644

Castle US Holding
9.500%, 02/15/28 (B)	1,000,000	1,045,000

Citrix Systems
3.300%, 03/01/30	6,000,000	6,087,284

Diebold Nixdorf
9.375%, 07/15/25 (B)	500,000	538,750
8.500%, 04/15/24	24,371,000	24,340,536

Jabil
3.600%, 01/15/30	4,496,000	4,884,671

Motorola Solutions
4.600%, 05/23/29	21,435,000	24,671,955

Vericast
11.000%, 09/15/26 (B)	4,000,000	4,180,000

		87,909,662

Materials — 0.3%

Mineral Resources
8.125%, 05/01/27 (B)	8,136,000	8,783,788

Description	Face Amount	Value

Nacional del Cobre de Chile
3.150%, 01/15/51 (B)	$500,000	$459,485

		9,243,273

Real Estate — 0.1%

Invitation Homes Operating Partnership
2.000%, 08/15/31 ‡	2,000,000	1,897,787

Utilities — 0.8%

Georgia Power
3.250%, 03/15/51	8,000,000	8,173,386

Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	11,448,714
3.750%, 08/15/42	5,000,000	4,736,118

		24,358,218

Total Corporate Obligations (Cost $550,482,521)		550,706,574

COLLATERALIZED LOAN OBLIGATIONS — 17.3%

Apidos CLO XI, Ser 2021-11A, Cl CR3
2.122%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/17/34 (B)	13,750,000	13,743,070
Apidos CLO XI, Ser 2021-11A, Cl ER3
6.692%, VAR ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (B)	5,000,000	4,914,200
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
1.654%, VAR ICE LIBOR USD 3 Month + 1.530%, 04/15/31 (B)	3,000,000	3,024,918
Apidos XXVIII, Ser 2017-28A, Cl A2
1.532%, VAR ICE LIBOR USD 3 Month + 1.400%, 01/20/31 (B)	15,000,000	14,992,470
Battalion CLO 17, Ser 2021-17A, Cl B
1.732%, VAR ICE LIBOR USD 3 Month + 1.600%, 03/09/34 (B)	5,000,000	4,997,490
BCC Funding XVI, Ser 2019-1A, Cl B
2.640%, 09/20/24 (B)	6,000,000	6,044,116
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (B)	500,000	502,095
BCC Middle Market, Ser 2018-1A, Cl A1A
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 10/20/30 (B)	21,000,000	20,878,494
Benefit Street Partners CLO III, Ser 2021-IIIA, Cl BR2
2.532%, VAR ICE LIBOR USD 3 Month + 2.400%, 07/20/29 (B)	15,000,000	14,992,425
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl A2AR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/20/32 (B)	8,750,000	8,745,607
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.732%, VAR ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (B)	5,000,000	4,815,745
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
1.232%, VAR ICE LIBOR USD 3 Month + 1.100%, 01/20/31 (B)	5,450,000	5,455,951

2

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
1.922%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (B)	$4,500,000	$4,477,797
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
1.307%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/14/32 (B)	24,855,641	24,394,594
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
1.977%, VAR ICE LIBOR USD 3 Month + 1.850%, 01/14/32 (B)	7,000,000	7,061,957
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
1.185%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/27/31 (B)	14,877,491	14,883,144
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
1.685%, VAR ICE LIBOR USD 3 Month + 1.550%, 07/27/31 (B)	9,000,000	8,986,113
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
1.264%, VAR ICE LIBOR USD 3 Month + 1.140%, 07/15/31 (B)	15,834,091	15,860,375
Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A
1.874%, VAR ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (B)	10,000,000	10,003,500
CIFC Funding, Ser 2018-1A, Cl A
1.122%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/18/31 (B)	10,000,000	10,006,410
CIFC Funding, Ser 2018-1A, Cl C
1.872%, VAR ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (B)	2,000,000	1,996,876
Dryden 68 CLO, Ser 2021-68A, Cl BR
1.824%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/15/35 (B)	11,750,000	11,744,078
Galaxy XV CLO, Ser 2021-15A, Cl CRR
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/15/30 (B)	4,814,000	4,811,574
Galaxy XXI, Ser 2015-21A, Cl AR
1.152%, VAR ICE LIBOR USD 3 Month + 1.020%, 04/20/31 (B)	5,000,000	5,006,305
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
1.796%, VAR ICE LIBOR USD 3 Month + 1.680%, 06/15/34 (B)	15,000,000	15,012,165
Golub Capital Partners, Ser 2017-17A, Cl A1R
1.774%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/25/30 (B)	9,000,000	8,979,372
Golub Capital Partners, Ser 2017-21A, Cl AR
1.594%, VAR ICE LIBOR USD 3 Month + 1.470%, 01/25/31 (B)	11,000,000	10,927,279
Golub Capital Partners, Ser 2017-21A, Cl CR
2.574%, VAR ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (B)	2,000,000	2,004,012
Golub Capital Partners, Ser 2017-22A, Cl AR
1.312%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/20/31 (B)	9,000,000	9,005,049

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-23A, Cl AR
1.332%, VAR ICE LIBOR USD 3 Month + 1.200%, 01/20/31 (B)	$20,000,000	$19,940,140
Golub Capital Partners, Ser 2017-23A, Cl BR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (B)	4,000,000	4,033,740
Golub Capital Partners, Ser 2017-24A, Cl AR
1.721%, VAR ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (B)	9,500,000	9,497,815
Golub Capital Partners, Ser 2017-24A, Cl DR
4.021%, VAR ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (B)	3,000,000	2,977,896
Golub Capital Partners, Ser 2018-26A, Cl BR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (B)	12,000,000	11,944,680
Golub Capital Partners, Ser 2018-36A, Cl A
1.421%, VAR ICE LIBOR USD 3 Month + 1.300%, 02/05/31 (B)	11,000,000	10,976,735
Golub Capital Partners, Ser 2019-34A, Cl AR
1.821%, VAR ICE LIBOR USD 3 Month + 1.700%, 03/14/31 (B)	7,000,000	7,009,849
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (B)	20,000,000	19,989,960
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.202%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/16/31 (B)	13,000,000	13,016,276
MCF IV, Ser 2017-1A, Cl AR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 10/20/29 (B)	10,000,000	9,997,500
MCF IV, Ser 2017-1A, Cl CR
2.782%, VAR ICE LIBOR USD 3 Month + 2.650%, 10/20/29 (B)	3,000,000	2,998,500
NewStar Berkeley Fund, Ser 2019-1A, Cl AR
1.724%, VAR ICE LIBOR USD 3 Month + 1.600%, 10/25/28 (B)	1,440,641	1,437,258
NXT Capital CLO, Ser 2021-1A, Cl BRR
2.130%, VAR ICE LIBOR USD 3 Month + 2.000%, 07/20/33 (B)	9,000,000	8,995,473
NXT Capital, Ser 2020-1A, Cl B
2.532%, VAR ICE LIBOR USD 3 Month + 2.400%, 01/20/31 (B)	2,250,000	2,248,751
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl BR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (B)	8,000,000	7,995,984
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl CR
2.132%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/20/34 (B)	5,100,000	5,112,342
Oaktree EIF II, Ser 2017-IIIA, Cl A2
1.572%, VAR ICE LIBOR USD 3 Month + 1.450%, 07/17/29 (B)	7,250,000	7,248,173

3

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Oaktree, Ser 2019-4A, Cl B
2.134%, VAR ICE LIBOR USD 3 Month + 2.000%, 10/20/32 (B)	$25,000,000	$24,987,500
Octagon Investment Partners XX, Ser 2019-4A, Cl B
2.023%, VAR ICE LIBOR USD 3 Month + 1.900%, 05/12/31 (B)	9,500,000	9,527,123
OHA Credit Funding 7, Ser 2020-7A, Cl A
1.374%, VAR ICE LIBOR USD 3 Month + 1.250%, 10/19/32 (B)	17,000,000	17,004,913
OHA Credit Funding 7, Ser 2020-7A, Cl E
7.374%, VAR ICE LIBOR USD 3 Month + 7.250%, 10/19/32 (B)	2,500,000	2,496,045
OZLM Funding IV, Ser 2017-4A, Cl A2R
1.828%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/22/30 (B)	5,000,000	4,995,305
Thayer Park CLO, Ser 2021-1A, Cl A2AR
1.532%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/20/34 (B)	9,250,000	9,245,357
Thayer Park CLO, Ser 2021-1A, Cl BR
1.932%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/20/34 (B)	9,500,000	9,495,222
Venture XIX, Ser 2018-19A, Cl ARR
1.384%, VAR ICE LIBOR USD 3 Month + 1.260%, 01/15/32 (B)	19,250,000	19,298,529
Zais, Ser 2017-1A, Cl A2
1.624%, VAR ICE LIBOR USD 3 Month + 1.500%, 07/15/29 (B)	11,250,000	11,107,440
Zais, Ser 2018-1A, Cl B
1.574%, VAR ICE LIBOR USD 3 Month + 1.450%, 04/15/29 (B)	5,000,000	4,941,780

Total Collateralized Loan Obligations (Cost $527,272,323)		526,787,467

MORTGAGE-BACKED SECURITIES — 16.5%

Agency Mortgage-Backed Obligation — 3.4%

FHLMC
3.058%, VAR ICE LIBOR USD 12 Month + 1.620%, 01/01/45	3,647,220	3,784,352
2.347%, VAR ICE LIBOR USD 12 Month + 1.650%, 06/01/43	3,502,516	3,690,794
FHLMC REMIC, Ser 2011-3898, Cl FC
0.600%, VAR LIBOR USD 1 Month + 0.510%, 11/15/36	1,492,386	1,515,987
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	823,490	91,721
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	6,001,299	6,643,464
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	2,778,986	105,306
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	614,280	5,162
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	3,736,301	110,948
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	2,070,157	104,142
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	16,846,608	2,268,552

Description	Face Amount	Value

FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	$5,409,518	$1,020,489
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	5,555,174	274,035
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	11,235,883	1,189,666
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	3,776,144	192,029
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	8,447,231	1,010,462
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	6,236,429	418,998
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	494,989	37,520
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	1,965,722	1,976,301
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,924,947
FHLMC, Ser 2019-4908, Cl AS, IO
6.011%, VAR ICE LIBOR USD 1 Month + 6.100%, 01/25/45	13,340,273	2,587,989
FNMA
5.500%, 05/01/44	4,857,955	5,638,872
4.500%, 08/01/41	2,869,059	3,175,259
4.000%, 03/01/47	800,857	872,692
3.000%, 10/01/32 to 01/01/50	8,282,850	8,789,034
2.896%, VAR ICE LIBOR USD 12 Month + 1.700%, 10/01/42	1,371,026	1,450,689
2.790%, VAR ICE LIBOR USD 12 Month + 1.744%, 02/01/42	1,391,952	1,467,492
2.710%, 08/01/23	254,291	260,967
2.250%, 10/30/24	10,000,000	10,439,455
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	9,951,553	1,364,798
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,526,028	254,369
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	1,203,939	187,258
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	2,176,108	407,428
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	1,450,045	183,744
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	2,180,604	324,453
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	1,343,318	58,636
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	3,070,489	3,243,856
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	614,067	5,349
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	5,198,260	252,501
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	5,151,420	416,308
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,338,787

4

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	$2,125,503	$94,521
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	2,210,492	2,235,889
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	5,927,842	603,734
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	36,803	6
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	3,601,575	288,144
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	66,101	66,051
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	7,996,930	1,528,231
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	7,483,493	874,707
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	1,278,149	10,921
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (D)	10,023,537	1,716,374
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	1,121,261	31,673
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	4,187,741	261,988
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	2,997,413	266,378
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	5,364,433	286,746
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	16,552,050	1,861,262
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	4,918,849	235,265
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	18,123,278	3,923,927
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	1,891,264	42,619
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	32,367,089	4,294,048
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	25,386,661	2,887,126
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	4,873,950	4,737,039
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	32,772,426	3,611,007

		105,942,467

Commercial Mortgage-Backed Obligation — 10.5%
280 Park Avenue Mortgage Trust, Ser 201-280P, Cl F
2.917%, VAR ICE LIBOR USD 1 Month + 2.827%, 09/15/34 (B)	12,500,000	12,429,539
510 Asset Backed Trust, Ser 2021-NPL2, Cl A2
4.090%, 06/25/61 (B)	7,000,000	6,942,421
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (B)(D)	3,639,656	3,622,057

Description	Face Amount	Value

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.567%, 02/10/51 (D)	$240,943	$240,242
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	11,004,733
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	11,084,715
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.431%, 01/12/45 (D)	14,150,000	10,632,310
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (B)	8,000,000	6,323,775
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (B)	13,000,000	11,047,664
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (B)	10,000,000	10,190,099
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (B)	2,000,000	1,991,350
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.051%, 06/10/48 (D)	5,000,000	5,161,543
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.831%, 08/15/45 (D)	1,000,000	999,478
Commercial Mortgage Trust, Ser 2012-CR2, Cl D
4.831%, 08/15/45 (B)(D)	224,200	215,884
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.002%, 04/10/47 (B)(D)	9,500,000	9,572,431
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.442%, 12/10/47 (D)	4,000,000	4,130,110
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.307%, 02/10/48 (B)(D)	9,000,000	7,707,481
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.816%, 02/15/41 (B)(D)	2,795,407	160,177
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.336%, VAR ICE LIBOR USD 1 Month + 0.250%, 04/15/37	64,250	63,959
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	5,742	5,811
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	11,225,753
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (B)	4,949,455	4,992,024
DROP Mortgage Trust, Ser 2021-FILE, Cl D
2.840%, VAR ICE LIBOR USD 1 Month + 2.750%, 04/15/26 (B)	15,000,000	15,028,558
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.939%, 11/25/52 (B)(D)	34,184,703	34,811,825

5

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	$24,906,389	$3,579,581
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	14,779,906	2,023,963
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (B)	10,000,000	10,343,480
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (B)(D)	5,000,000	5,296,095
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.916%, 08/25/49 (B)(D)	8,840,000	9,360,070
FREMF Mortgage Trust, Ser 2017-K67, Cl B
3.945%, 09/25/49 (B)(D)	2,000,000	2,183,983
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.805%, 12/25/49 (B)(D)	3,403,000	3,700,223
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (D)	10,000,000	11,173,624
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (B)(D)	2,500,000	2,651,924
Impact Funding, Ser 2001-AA, Cl D
4.714%, 07/25/33 (B)(D)	9,556	9,524
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.360%, 06/15/49 (D)	4,328,000	3,979,913
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	2,054,635	1,890,264
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.501%, 02/15/51 (D)	1,839,593	1,692,425
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (B)(C)(D)(E)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	3,085,092
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.733%, 05/15/49 (D)	2,413,000	2,517,585
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (D)	87,087	65,792
Morgan Stanley Capital I, Ser 2007-T27, Cl B
6.014%, 06/11/42 (B)(D)	500,000	503,046
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (B)	8,897,084	8,849,521
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.536%, 05/10/45 (B)(D)	9,160,000	9,286,518
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
4.886%, 05/10/63 (B)(D)	7,245,000	2,988,562
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.886%, 05/10/63 (B)(D)	15,614,806	1,311,644

Description	Face Amount	Value

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.038%, 08/10/49 (B)(D)	$3,000,000	$3,082,969
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.462%, 12/10/45 (B)(D)	13,624,000	12,040,282
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.714%, 01/15/59 (D)	5,000,000	5,217,089
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (B)(D)	2,000,000	1,934,307
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,081,610
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (B)(D)	5,000,000	5,540,824
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (D)	6,000,000	6,700,075
West Town Mall Trust, Ser 2017-KNOX, Cl A
3.823%, 07/05/30 (B)	4,760,588	4,782,894
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.039%, 03/15/46 (D)	3,000,000	3,165,799
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (B)(D)	7,310,000	6,959,975

		320,582,592

Non-Agency Residential Mortgage-Backed Obligation — 2.6%
510 Asset Backed Trust, Ser 2021-NPL1, Cl A2
3.967%, 06/25/61 (B)	20,000,000	19,855,408
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (B)(D)	4,318,835	4,345,084
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month + 2.250%, 02/25/37 (C)(E)	1,000,000	—
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51 (D)	10,000,000	11,105,164
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (B)(D)	1,293,986	1,311,561
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (B)(D)	382,612	385,854
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (B)(D)	3,712,353	3,762,756
Homeward Opportunities Fund I Trust, Ser 2019-3, Cl A1
2.675%, 11/25/59 (B)(D)	1,601,424	1,608,364
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (B)(D)	427,650	433,838
JPMorgan Mortgage Trust, Ser 2019-1, Cl A3
4.000%, 05/25/49 (B)(D)	868,031	879,790

6

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (B)	$5,000,000	$4,958,763
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (B)(D)	1,167,565	1,180,592
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.878%, 04/25/43 (B)(D)	65,871,008	1,096,126
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (B)(D)	314,721	317,081
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (B)(D)	470,840	474,331
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (B)(D)	420,388	422,215
Toorak Mortgage, Ser 2021-1, Cl M1
5.805%, 06/25/24 (B)	15,000,000	14,939,799
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1
3.993%, 11/25/48 (B)(D)	1,101,454	1,105,577
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1
4.000%, 04/25/49 (B)(D)	845,444	847,063
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1
3.500%, 07/25/49 (B)(D)	1,588,104	1,600,889
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (B)(D)	3,787,715	3,847,255
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-4, Cl A2
2.500%, 07/25/50 (B)(D)	824,580	834,658
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.854%, 06/20/44 (B)(D)	809,979	813,470
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (B)(D)	235,790	245,008
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (B)(D)	578,851	596,434
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (B)(D)	684,306	705,177
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (B)(D)	813,384	824,994

		78,497,251

Total Mortgage-Backed Securities (Cost $558,885,680)		505,022,310

ASSET-BACKED SECURITIES — 15.2%

Automotive — 10.5%

ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (B)	13,000,000	12,906,631
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F
6.440%, 06/12/25 (B)	4,000,000	4,118,947
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D
2.390%, 03/13/26 (B)	2,000,000	2,035,533

Description	Face Amount	Value

American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (B)	$13,750,000	$14,899,816
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (B)	6,500,000	6,617,097
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (B)	4,000,000	4,110,216
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
2.088%, VAR ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (B)	8,000,000	7,991,928
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (B)	1,300,000	1,329,281
BlueMountain CLO, Ser 2021-2A, Cl A2R2
1.831%, VAR ICE LIBOR USD 3 Month + 1.700%, 08/20/32 (B)	10,000,000	9,994,970
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (B)	5,000,000	5,120,619
CarMax Auto Owner Trust, Ser 2018-1, Cl D
3.370%, 07/15/24	1,485,000	1,498,643
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C
1.690%, 03/15/27 (B)	3,330,000	3,326,989
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (B)	4,000,000	3,999,044
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (B)	8,000,000	8,498,954
Carvana Auto Receivables Trust, Ser 2019-3A, Cl E
4.600%, 07/15/26 (B)	5,000,000	5,188,022
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (B)	6,000,000	6,222,208
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	7,169,567	7,215,382
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (B)	6,055,000	6,332,978
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (B)	3,000,000	3,040,474
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (B)	6,000,000	6,125,133
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (B)	4,500,000	4,631,650
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (B)	2,000,000	2,012,856
DT Auto Owner Trust, Ser 2021-1A, Cl E
2.380%, 01/18/28 (B)	1,000,000	988,425
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (B)	5,500,000	5,404,538

7

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (B)	$2,500,000	$2,563,558
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (B)	4,000,000	4,113,791
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (B)	5,510,000	5,748,496
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (B)	5,300,000	5,725,947
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (B)	5,190,000	5,367,133
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (B)	7,931,000	8,062,341
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (B)	8,000,000	9,113,379
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (B)	4,650,000	4,754,078
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (B)	1,300,000	1,337,073
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (B)	3,512,053	3,523,444
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (B)	6,000,000	6,162,034
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (B)	5,000,000	5,112,699
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (B)	650,000	662,852
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25 (B)	10,000,000	9,947,826
Oaktree CLO, Ser 2021-3A, Cl BR
1.882%, VAR ICE LIBOR USD 3 Month + 1.750%, 10/20/34 (B)	13,500,000	13,504,981
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (B)	3,000,000	2,999,894
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (B)	4,700,000	4,684,903
Prestige Auto Receivables Trust, Ser 2019-1A, Cl C
2.700%, 10/15/24 (B)	6,095,000	6,167,744
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (B)	7,000,000	6,999,998
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (B)	2,750,000	2,728,245
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (B)	9,006,000	9,863,392

Description	Face Amount	Value

Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (B)	$27,740,000	$30,116,821
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (B)	6,250,000	6,817,510
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E
3.280%, 03/15/27 (B)	1,000,000	1,003,404
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl C
1.330%, 09/16/24 (B)	2,000,000	1,994,010
United Auto Credit Securitization Trust, Ser 2020-1, Cl F
9.080%, 01/12/26 (B)	3,680,000	3,845,804
Venture 37 CLO, Ser 2021-37A, Cl BR
1.874%, VAR ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (B)	10,000,000	9,999,960
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (B)	4,320,000	4,315,826
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (B)	7,742,617	7,728,481

		318,575,958

Credit Card — 0.0%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (B)	2,000,000	2,044,915

Other Asset-Backed Securities — 3.9%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	1,559,490	1,699,038
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	600,697	743,343
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	1,614,868	1,955,119
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (B)	1,250,000	1,245,985
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/44 (B)(D)	8,000,000	8,446,743
BXMT, Ser 2020-FL2, Cl A
1.065%, VAR SOFR30A + 1.014%, 02/15/38 (B)	13,000,000	12,975,625
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (B)	1,543,458	1,546,281
CF Hippolyta, Ser 2020-1, Cl A2
1.990%, 07/15/60 (B)	5,521,666	5,485,791
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (B)	1,936,801	1,974,047
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (B)	10,168,489	9,989,066
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (B)	6,000,000	5,483,790

8

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Harvest SBA Loan Trust, Ser 2018-1, Cl A
2.336%, VAR ICE LIBOR USD 1 Month + 2.250%, 08/25/44 (B)	$3,849,469	$3,738,902
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (B)	1,500,000	1,534,827
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (B)	3,766,796	3,781,586
Orange Lake Timeshare Trust, Ser 2019- A, Cl C
3.610%, 04/09/38 (B)	2,234,301	2,282,523
Orange Lake Timeshare Trust, Ser 2019- A, Cl D
4.930%, 04/09/38 (B)	368,665	377,056
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (B)	5,500,000	5,412,680
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (B)	2,500,000	2,446,495
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (B)	9,000,000	9,052,156
Pretium Mortgage Credit Partners, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (B)	2,000,000	1,981,429
Sapphire Aviation Finance I, Ser 2018- 1A, Cl B
5.926%, 03/15/40 (B)	1,814,536	1,595,541
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (B)	11,000,000	11,013,191
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (B)	3,504,000	3,655,705
Textainer Marine Containers VIII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (B)	1,795,119	1,816,692
Triton Container Finance VIII, Ser 2020- 1A, Cl B
3.740%, 09/20/45 (B)	907,917	925,427
TRTX Issuer, Ser 2021-FL4, Cl C
2.486%, VAR ICE LIBOR USD 1 Month + 2.400%, 03/15/38 (B)	10,000,000	10,000,000
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (B)	3,303,000	3,289,785
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (B)	4,433,125	4,461,670

		118,910,493

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
2.632%, VAR ICE LIBOR USD 3 Month + 2.500%, 12/27/39	5,000,000	5,273,185
College Ave Student Loans, Ser 2018-A, Cl A1
1.289%, VAR ICE LIBOR USD 1 Month + 1.200%, 12/26/47 (B)	2,303,582	2,322,582
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	2,029,978	2,063,509

Description	Face Amount	Value

Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.589%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (B)	$10,000,000	$10,031,988
SLM Student Loan Trust, Ser 2012-7, Cl B
1.889%, VAR ICE LIBOR USD 1 Month + 1.800%, 09/25/43	5,000,000	5,032,750

		24,724,014

Total Asset-Backed Securities (Cost $448,843,296)		464,255,380

MUNICIPAL BONDS — 1.8%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22	339,678	337,979
3.200%, 06/01/21	333,260	331,594
Dallas County, Schools Tax, GO
4.000%, 06/01/19	343,423	341,706
3.000%, 06/01/19	195,813	194,834
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	7,105,785	6,652,791
Mission, Economic Development, RB (C) (E)
8.550%, 12/01/21	2,125,000	637,500
Mission, Economic Development, RB (C) (E)
Callable 12/06/21 @ 200
10.875%, 12/01/28	3,315,000	33,150
9.750%, 12/01/25	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	2,005,000	2,622,179
Northwest Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/30 @ 200
1.776%, 02/15/31	2,000,000	1,984,529
1.836%, 02/15/32	1,890,000	1,872,672
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG
Callable 12/06/21 @ 100
8.000%, 05/15/29	5,000,000	5,014,413
San Juan, Higher Education Finance Authority, RB
Callable 12/06/21 @ 100
8.250%, 08/15/29	4,400,000	4,414,920
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,846,850
Texas State, Public Finance Authority
Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,261,957
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	3,611,662
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,833,947

9

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	$3,000,000	$4,109,644

Total Municipal Bonds (Cost $58,837,205)		54,132,777

SOVEREIGN DEBT — 1.5%

Argentine Republic Government International Bond
1.125%, 1.500%, 07/09/22, 07/09/35 (F)	8,925,940	2,753,742
1.000%, 07/09/29	717,588	260,133
0.500%, 0.750%, 07/09/23, 07/09/30 (F)	5,141,000	1,753,595
Colombia Government International Bond
3.250%, 04/22/32	1,000,000	933,280
Mexico Government International Bond
4.280%, 08/14/41	3,000,000	3,126,810
Oman Government International Bond
6.500%, 03/08/47 (B)	15,000,000	14,798,040
Province of British Columbia Canada
1.300%, 01/29/31	8,000,000	7,710,101
Province of Ontario Canada
1.600%, 02/25/31	8,000,000	7,854,716
Provincia de Buenos Aires
5.250%, 09/01/37 (B)(F)	333,959	146,945
Suriname Government International Bond
12.875%, 12/30/23	8,000,000	5,396,000

Total Sovereign Debt (Cost $48,592,259)		44,733,362

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FAMC
1.820%, 08/19/31	5,000,000	4,917,267
FFCB
2.920%, 04/29/26	5,635,000	5,715,100
2.070%, 12/21/40	5,000,000	4,775,195
1.940%, 06/30/31	5,000,000	4,965,707
FHLB
2.150%, 09/23/36	1,500,000	1,481,036

Total U.S. Government Agency Obligations (Cost $22,135,000)		21,854,305

	Shares
WARRANTS — 0.2%

United States — 0.2%
Noble Corp, Expires 05/02/28 (E)	269,009	3,665,247
Noble Corp, Expires 05/02/28 (E)	269,009	3,250,436

Total Warrants (Cost $5,380)		6,915,683

COMMON STOCK — 0.1%
Noble Corp*	64,980	1,770,705
Seadrill Ltd.*	39,323	8,093
Seadrill New Finance Ltd.*	206,695	42,719

Total Common Stock (Cost $824,060)		1,821,517

Description	Face Amount	Value

COMMERCIAL PAPER — 0.2%
AT&T
0.000%, 11/16/21 (G)	$1,200,000	$1,199,919
Barton Capital
0.070%, 11/16/21	1,000,000	999,954
Dominion Resources
0.150%, 11/15/21	750,000	749,953
Fiserv
0.160%, 11/08/21	1,130,000	1,129,953
VW Credit
0.160%, 11/19/21	1,500,000	1,499,877
0.120%, 11/17/21	1,000,000	999,928

Total Commercial Paper (Cost $6,579,664)		6,579,584

Total Investments — 99.6% (Cost $3,055,593,824)		$3,040,320,465

Percentages are based on Net Assets of $3,052,624,363.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2021 was $1,475,680,741 and represents 48.3% of Net Assets.

(C)	Security in default on interest payments.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2021. The coupon on a step bond changes on a specific date.
(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

FAMC — Federal Agricultural Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

10

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST TOTAL RETURN BOND FUND

VAR – Variable Rate

The following is a list of the level of inputs used as of October 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$793,969,299	$63,542,207	$–	$857,511,506
Corporate Obligations	–	550,706,574	–	550,706,574
Collateralized Loan
Obligations	–	526,787,467	–	526,787,467
Asset-Backed Securities	–	485,660,730	–	485,660,730
Mortgage-Backed
Securities	–	483,616,960	–	483,616,960
Municipal Bonds	–	53,431,677	701,100	54,132,777
Sovereign Debt	–	44,733,362	–	44,733,362
U.S. Government Agency
Obligations	–	21,854,305	–	21,854,305
Warrants	–	–	6,915,683	6,915,683
Commercial Paper	–	6,579,584	–	6,579,584
Common Stock	50,812	1,770,705	–	1,821,517

Total Investments in Securities	$794,020,111	$2,238,683,571	$7,616,783	$3,040,320,465

(1) A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2800

11

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST CREDIT FUND

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 40.0%

Communication Services — 4.7%

ANGI Group
3.875%, 08/15/28 (A)	$1,000,000	$977,500
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	1,000,000	1,050,000
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,500,000	1,574,850
Sprint
7.875%, 09/15/23	1,500,000	1,663,125
T-Mobile USA
3.500%, 04/15/31 (A)	1,000,000	1,034,900
Twitter
3.875%, 12/15/27 (A)	2,000,000	2,103,320

		8,403,695

Consumer Discretionary — 18.8%

Airswift Global
8.623%, VAR ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)	2,000,000	2,039,992
APX Group
5.750%, 07/15/29 (A)	1,000,000	991,250
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	1,092,500
Block Financial
3.875%, 08/15/30	2,000,000	2,130,775
Bloomin’ Brands
5.125%, 04/15/29 (A)	500,000	494,225
Carvana
4.875%, 09/01/29 (A)	1,000,000	967,500
Choice Hotels International
3.700%, 12/01/29	2,000,000	2,130,800
Dillard’s
7.000%, 12/01/28	500,000	591,752
Empire Resorts
7.750%, 11/01/26 (A)	1,000,000	1,019,820
Expedia
3.800%, 02/15/28	2,000,000	2,158,760
Ford Motor Credit
3.087%, 01/09/23	1,000,000	1,017,200
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,920,000
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	2,000,000	1,924,000
Marriott International
3.500%, 10/15/32	2,000,000	2,115,260
QVC
5.450%, 08/15/34	1,000,000	1,045,000
4.850%, 04/01/24	500,000	536,225
4.750%, 02/15/27	1,000,000	1,046,880
Rent-A-Center
6.375%, 02/15/29 (A)	1,000,000	1,045,000
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,158,400

Description	Face Amount	Value

STL Holding
7.500%, 02/15/26 (A)	$1,500,000	$1,571,250
Under Armour
3.250%, 06/15/26	2,000,000	2,050,000
VistaJet Malta Finance
10.500%, 06/01/24 (A)	2,000,000	2,158,800
Whirlpool
4.600%, 05/15/50	1,000,000	1,249,149

		33,454,538

Energy — 1.4%

Murphy Oil
6.875%, 08/15/24	360,000	367,092
5.750%, 08/15/25	1,000,000	1,025,000
Tiger Holdco Pte
13.000%, 06/10/23 (A)	1,025,157	1,035,408

		2,427,500

Financials — 3.7%

Athene Holding
6.150%, 04/03/30	500,000	623,610
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28	500,000	518,009
HSBC Holdings
6.500%, 09/15/37	1,500,000	2,074,671
Springleaf Finance
5.375%, 11/15/29	500,000	533,750
UBS
5.125%, 05/15/24	1,500,000	1,628,364
Westpac Banking
2.894%, VAR US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 1.350%,	1,000,000	1,027,680

		6,406,084

Industrials — 4.6%

Boeing
5.150%, 05/01/30	500,000	583,277
2.196%, 02/04/26	1,000,000	1,001,666
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	1,000,000	1,047,000
Builders FirstSource
6.750%, 06/01/27 (A)	894,000	942,052
Flowserve
3.500%, 10/01/30	1,000,000	1,046,736
General Electric MTN
6.150%, 08/07/37	945,000	1,332,276
Masco
7.750%, 08/01/29	1,088,000	1,459,941
Teekay
9.250%, 11/15/22 (A)	580,000	598,125

		8,011,073

Information Technology — 4.9%

Amkor Technology
6.625%, 09/15/27 (A)	1,000,000	1,063,500
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	1,045,000

1

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST CREDIT FUND

Description	Face Amount	Value

Consensus Cloud Solutions
6.000%, 10/15/26 (A)	$1,000,000	$1,021,250
Diebold Nixdorf
9.375%, 07/15/25 (A)	500,000	538,750
8.500%, 04/15/24	2,000,000	1,997,500
Shift4 Payments
4.625%, 11/01/26 (A)	1,000,000	1,036,250
Vericast
11.000%, 09/15/26 (A)	1,000,000	1,045,000
VeriSign
4.750%, 07/15/27	1,000,000	1,046,900

		8,794,150

Materials — 0.8%

Mineral Resources
8.125%, 05/01/27 (A)	420,000	453,440
NOVA Chemicals
4.875%, 06/01/24 (A)	1,000,000	1,040,750

		1,494,190

Real Estate — 0.5%

Sabra Health Care
3.200%, 12/01/31 ‡	1,000,000	978,354

Utilities — 0.6%

Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	1,040,792

Total Corporate Obligations (Cost $67,753,318)		71,010,376

COLLATERALIZED LOAN OBLIGATIONS — 24.9%

Apidos CLO XI, Ser 2021-11A, Cl ER3
6.692%, VAR ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)	1,000,000	982,840
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (A)	1,500,000	1,506,284
BCC Middle Market, Ser 2018-1A, Cl B
3.132%, VAR ICE LIBOR USD 3 Month + 3.000%, 10/20/30 (A)	1,000,000	998,992
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
4.032%, VAR ICE LIBOR USD 3 Month + 3.900%, 07/20/29 (A)	2,000,000	1,981,224
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.732%, VAR ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)	2,500,000	2,407,872
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
1.922%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)	1,250,000	1,243,832
CARLYLE US, Ser 2018-1A, Cl B
1.982%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/20/31 (A)	2,000,000	1,945,398
Chenango Park, Ser 2018-1A, Cl B
1.974%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/15/30 (A)	1,000,000	997,898

Description	Face Amount	Value

CIFC Funding, Ser 2018-1A, Cl C
1.872%, VAR ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)	$500,000	$499,219
Golub Capital Partners, Ser 2017-17A, Cl BR
3.024%, VAR ICE LIBOR USD 3 Month + 2.900%, 10/25/30 (A)	1,500,000	1,498,493
Golub Capital Partners, Ser 2017-21A, Cl CR
2.574%, VAR ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)	3,000,000	3,006,018
Golub Capital Partners, Ser 2017-22A, Cl CR
1.982%, VAR ICE LIBOR USD 3 Month + 1.850%, 01/20/31 (A)	1,500,000	1,459,191
Golub Capital Partners, Ser 2017-23A, Cl BR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)	1,000,000	1,008,435
Golub Capital Partners, Ser 2017-23A, Cl CR
1.932%, VAR ICE LIBOR USD 3 Month + 1.800%, 01/20/31 (A)	2,000,000	1,953,438
Golub Capital Partners, Ser 2017-24A, Cl DR
4.021%, VAR ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)	2,000,000	1,985,264
Golub Capital Partners, Ser 2018-26A, Cl BR
1.682%, VAR ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)	1,000,000	995,390
Golub Capital Partners, Ser 2018-36A, Cl B
1.771%, VAR ICE LIBOR USD 3 Month + 1.650%, 02/05/31 (A)	2,000,000	1,993,822
Golub Capital Partners, Ser 2018-36A, Cl C
2.221%, VAR ICE LIBOR USD 3 Month + 2.100%, 02/05/31 (A)	1,500,000	1,474,866
Jay Park, Ser 2018-1A, Cl BR
2.132%, VAR ICE LIBOR USD 3 Month + 2.000%, 10/20/27 (A)	1,000,000	999,496
LCM XXII, Ser 2018-22A, Cl BR
2.132%, VAR ICE LIBOR USD 3 Month + 2.000%, 10/20/28 (A)	1,500,000	1,487,994
MCF IV, Ser 2017-1A, Cl CR
2.782%, VAR ICE LIBOR USD 3 Month + 2.650%, 10/20/29 (A)	1,000,000	999,500
MCF VIII, Ser 2018-1A, Cl B
1.872%, VAR ICE LIBOR USD 3 Month + 1.750%, 07/18/30 (A)	3,000,000	2,999,484
OZLM Funding IV, Ser 2017-4A, Cl BR
2.328%, VAR ICE LIBOR USD 3 Month + 2.200%, 10/22/30 (A)	2,000,000	1,993,944
Race Point IX, Ser 2017-9A, Cl BR
2.274%, VAR ICE LIBOR USD 3 Month + 2.150%, 10/15/30 (A)	4,000,000	3,936,924
Race Point IX, Ser 2017-9A, Cl DR
7.024%, VAR ICE LIBOR USD 3 Month + 6.900%, 10/15/30 (A)	2,000,000	1,939,080

2

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST CREDIT FUND

Description	Face Amount	Value

TCI-Symphony, Ser 2018-1A, Cl BR
1.772%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/13/29 (A)	$2,000,000	$2,004,752

Total Collateralized Loan Obligations (Cost $44,554,347)		44,299,650

ASSET-BACKED SECURITIES — 15.9%

Automotive — 9.4%

ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	992,818
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
2.088%, VAR ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)	1,000,000	998,991
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	1,036,292
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,990,071
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	999,761
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	1,584,000	1,682,793
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (A)	1,000,000	1,037,034
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,035,106	1,041,721
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	522,954
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	2,000,000	2,041,711
Drive Auto Receivables Trust, Ser 2018- 1, Cl D
3.810%, 05/15/24	430,627	434,226
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	2,063,205
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,545,534
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	351,927

		16,739,038

Credit Card — 0.6%
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/26 (A)	1,000,000	998,051

Other Asset-Backed Securities — 5.9%

BXMT, Ser 2020-FL2, Cl A
1.065%, VAR SOFR30A + 1.014%, 02/15/38 (A)	1,000,000	998,125
Cold Storage Trust, Ser 2020-ICE5, Cl E
2.856%, VAR ICE LIBOR USD 1 Month + 2.766%, 11/15/37 (A)	982,991	982,400

Description	Face Amount	Value

Credible Asset Securitization II, Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	$524,000	$525,641
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	1,783,945	1,752,468
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	273,874	292,102
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (A)	146,791	147,666
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,467,897
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)	1,000,000	1,005,795
Pretium Mortgage Credit Partners, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)	500,000	495,357
Sapphire Aviation Finance I, Ser 2018- 1A, Cl B
5.926%, 03/15/40 (A)	302,423	265,923
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (A)	1,500,000	1,501,799
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	973,333	1,015,474

		10,450,647

Total Asset-Backed Securities (Cost $27,435,007)		28,187,736

MORTGAGE-BACKED SECURITIES — 6.9%

Commercial Mortgage-Backed Obligation — 6.9%
Benchmark Mortgage Trust, Ser 2020- B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	849,820
Commercial Mortgage Trust, Ser 2014- UBS6, Cl C
4.442%, 12/10/47 (B)	1,000,000	1,032,527
Commercial Mortgage Trust, Ser 2015- DC1, Cl D
4.307%, 02/10/48 (A)(B)	1,517,000	1,299,139
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.816%, 02/15/41 (A)(B)	390,798	22,393
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	1,000,000	1,059,219
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.861%, 07/25/49 (A)(B)	1,500,000	1,557,858
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.805%, 12/25/49 (A)(B)	2,000,000	2,174,683
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.753%, 11/25/50 (A)(B)	1,250,000	1,356,226
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)	988,565	983,280

3

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST CREDIT FUND

Description	Face Amount	Value

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.536%, 05/10/45 (A)(B)	$1,000,000	$1,013,812
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	952,117

Total Mortgage-Backed Securities (Cost $11,860,475)		12,301,074

	Shares
COMMON STOCK — 0.0%
Erickson*(C)	3,761	81,388

Total Common Stock (Cost $1,829,567)		81,388

PREFERRED STOCK — 0.0%

Communication Services — 0.0%

MYT Holdings LLC
10.000%, 06/07/29 *	64,528	68,271

Total Preferred Stock (Cost $64,528)		68,271

Total Investments — 87.7% (Cost $153,497,242)		$155,948,495

Percentages are based on Net Assets of $177,725,005.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2021 was $118,311,539 and represents 66.6% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of October 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$–	$71,010,376	$–	$71,010,376
Collateralized Loan
Obligations	–	44,299,650	–	44,299,650
Asset-Backed
Securities	–	29,171,016	–	29,171,016
Mortgage-Backed
Securities	–	11,317,794	–	11,317,794
Common Stock	–	–	81,388	81,388
Preferred Stock	68,271	–	–	68,271

Total Investments in Securities	$68,271	$155,798,836	$81,388	$155,948,495

(1) A reconciliation of Level 3 Investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2800

4

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST LOW DURATION BOND FUND

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 52.6%

Automotive — 45.2%

ACC Auto Trust 2021-A, Ser 2021-A, Cl A
1.080%, 04/15/27 (A)	$1,708,729	$1,706,931
American Credit Acceptance Receivables Trust 2021-4, Ser 2021-4, Cl A
0.450%, 09/15/25 (A)	2,500,000	2,499,246
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl B
2.480%, 09/13/24 (A)	1,500,000	1,508,465
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/23 (A)	281,545	281,583
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl C
1.310%, 12/14/26 (A)	8,250,000	8,285,932
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/24 (A)	773,591	773,741
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27	2,000,000	1,985,133
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	1,384,090	1,405,612
Aqua Finance Trust 2021-A, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	996,463
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	1,309,269	1,308,019
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,208,286
Avid Automobile Receivables Trust 2021- 1, Ser 2021-1, Cl D
1.990%, 04/17/28 (A)	1,300,000	1,293,267
Canadian Pacer Auto Receivables Trust 2021-1, Ser 2021-1A, Cl A3
0.500%, 10/20/25 (A)	2,500,000	2,484,496
Canadian Pacer Auto Receivables Trust 2021-1, Ser 2021-1A, Cl A4
0.820%, 07/20/26 (A)	3,070,000	3,033,688
Canadian Pacer Auto Receivables Trust 2021-1, Ser 2021-1A, Cl C
1.460%, 12/20/27 (A)	2,000,000	1,976,025
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	2,550,000	2,617,182
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C
2.490%, 05/19/26 (A)	5,000,000	5,080,702
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/28	17,000,000	17,604,646
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	7,182,474
CarNow Auto Receivables Trust 2021-2, Ser 2021-2A, Cl B
1.300%, 01/15/26 (A)	5,500,000	5,496,597

Description	Face Amount	Value
Carvana Auto Receivables Trust 2021-N2, Ser 2021-N2, Cl D
1.270%, 03/10/28	$6,540,000	$6,502,324
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	2,204,375	2,197,440
Commonbond Student Loan Trust 2021- B-GS, Ser 2021-BGS, Cl B
1.640%, 09/25/51 (A)	1,050,000	1,038,430
Credit Acceptance Auto Loan Trust 2021-3, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	2,000,000	1,991,755
Credit Acceptance Auto Loan Trust 2021-3, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,688,305
DT Auto Owner Trust, Ser 2020-1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,627,076
DT Auto Owner Trust, Ser 2020-2A, Cl C
3.280%, 03/16/26 (A)	2,250,000	2,323,032
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	1,410,000	1,418,359
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl C
2.490%, 01/15/25 (A)	1,500,000	1,516,290
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C
1.320%, 07/15/25	1,250,000	1,258,114
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl D
1.080%, 11/16/26	2,500,000	2,478,258
First Investors Auto Owner Trust, Ser 2018-2A, Cl C
4.030%, 01/15/25 (A)	4,952,317	4,981,590
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	3,000,000	3,085,343
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	5,143,012
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/25 (A)	6,686,000	6,845,788
Flagship Credit Auto Trust, Ser 2019-4, Cl B
2.530%, 11/17/25 (A)	4,550,000	4,611,058
Ford Credit Auto Owner Trust, Ser 2019- B, Cl B
2.400%, 11/15/24	1,365,000	1,394,389
Foursight Capital Automobile Receivables Trust 2021-2, Ser 2021-2, Cl D
1.920%, 09/15/27 (A)	5,500,000	5,438,881
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,137,224
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,981,484
GLS Auto Receivables Issuer Trust 2021- 1, Ser 2021-1A, Cl C
1.200%, 01/15/27 (A)	2,200,000	2,201,427
GLS Auto Receivables Issuer Trust 2021- 1, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	6,000,000	5,986,454

1

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
GLS Auto Receivables Issuer Trust 2021- 3, Ser 2021-3A, Cl D
1.480%, 07/15/27 (A)	$3,000,000	$2,964,464
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl B
3.160%, 06/16/25 (A)	1,750,000	1,798,145
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl B
1.380%, 08/15/24 (A)	1,000,000	1,004,214
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl C
1.140%, 11/17/25 (A)	1,000,000	1,001,712
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/27 (A)	11,000,000	10,928,249
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	3,000,000	2,983,492
Marlette Funding Trust 2021-2, Ser 2021-2A, Cl C
1.500%, 09/15/31 (A)	2,000,000	1,981,318
Mosaic Solar Loan Trust 2021-3, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	992,810	979,461
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61	2,000,000	1,990,704
Octane Receivables Trust 2021-1, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	1,959,961	1,954,591
Octane Receivables Trust 2021-2, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	1,800,000	1,799,125
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,750,000	3,765,908
Prestige Auto Receivables Trust, Ser 2020-1A, Cl C
1.310%, 11/16/26 (A)	2,000,000	2,005,746
Prodigy Finance CM2021-1 DAC, Ser 2021-1A, Cl A
1.339%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/25/51 (A)	856,195	859,157
Sierra Timeshare 2021-2 Receivables Funding, Ser 2021-2A, Cl B
1.800%, 09/20/38 (A)	4,900,000	4,896,172
Trillium Credit Card Trust II, Ser 2021-1A, Cl B
2.026%, 10/26/29 (A)	6,500,000	6,516,757
United Auto Credit Securitization Trust, Ser 2020-1, Cl C
2.150%, 02/10/25 (A)	3,000,000	3,014,494
United Auto Credit Securitization Trust, Ser 2021-1, Cl C
0.840%, 06/10/26 (A)	5,500,000	5,484,833
Westlake Automobile Receivables Trust 2021-1, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	11,000,000	10,937,119
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl C
2.010%, 07/15/25 (A)	2,750,000	2,788,583
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,619,866

Description	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	$1,000,000	$1,004,737
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,540,522

		217,393,890

Credit Card — 0.7%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,519,000	2,575,570
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl B
3.670%, 05/15/26	995,000	1,037,855

		3,613,425

Other Asset-Backed Securities — 4.0%
BHG Securitization Trust 2021-B, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	1,965,272	1,960,013
Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A
2.890%, 02/20/32 (A)	774,720	789,619
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	288,263	303,880
Oportun Issuance Trust 2021-B, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,747,301
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,000,000	4,920,618
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	2,328,170	2,339,233
SCF Equipment Leasing 2021-1, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,000,000	986,751
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	2,005,922
SoFi Consumer Loan Program, Ser 2019- 1, Cl B
3.450%, 02/25/28 (A)	12,711	12,733
Vantage Data Centers Issuer, Ser 2018- 2A, Cl A2
4.196%, 11/16/43 (A)	3,883,333	4,002,762

		19,068,832

Student Loan — 2.7%

AccessLex Institute, Ser 2002-A, Cl A2
4.000%, 09/25/37 (B)	250,000	247,148
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	785,119	798,087
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.589%, VAR ICE LIBOR USD 1 Month + 1.500%, 08/26/52 (A)	3,000,000	3,012,518
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.589%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (A)	4,000,000	4,012,795

2

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.589%, VAR ICE LIBOR USD 1 Month + 1.500%, 06/25/54 (A)	$3,000,000	$2,928,072
SLM Student Loan Trust, Ser 2013-2, Cl B
1.589%, VAR ICE LIBOR USD 1 Month + 1.500%, 06/25/43	2,000,000	1,999,999

		12,998,619

Total Asset-Backed Securities (Cost $251,484,534)		253,074,766

U.S. TREASURY OBLIGATIONS — 24.2%

U.S. Treasury Note
1.625%, 12/15/22	38,000,000	38,599,688
1.500%, 01/15/23	40,000,000	40,601,562
0.750%, 05/31/26	10,000,000	9,823,828
0.250%, 05/31/25	28,000,000	27,312,031

Total U.S. Treasury Obligations (Cost $115,821,846)		116,337,109

CORPORATE OBLIGATIONS — 15.7%

Consumer Discretionary — 0.6%

Hyatt Hotels
1.800%, 10/01/24	3,000,000	3,011,100

Financials — 4.6%

Capital One Financial
4.200%, 10/29/25	10,000,000	10,935,676
Danske Bank
3.875%, 09/12/23 (A)	4,205,000	4,422,238
Deutsche Bank NY
2.222%, VAR United States Secured Overnight Financing Rate + 2.159%, 09/18/24	2,000,000	2,038,143
Wells Fargo MTN
2.406%, VAR United States Secured Overnight Financing Rate + 1.087%, 10/30/25	5,000,000	5,163,645

		22,559,702

Health Care — 2.8%

Anthem
1.500%, 03/15/26	5,000,000	5,001,652
Eli Lilly
2.750%, 06/01/25	8,000,000	8,413,394

		13,415,046

Industrials — 2.2%

AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,919,317
1.750%, 10/29/24	1,000,000	1,000,838
Boeing
3.100%, 05/01/26	4,290,000	4,472,315

		10,392,470

Information Technology — 2.8%

Broadcom
3.150%, 11/15/25	8,000,000	8,447,319

Description	Face Amount	Value
Kyndryl Holdings
2.050%, 10/15/26 (A)	$5,000,000	$4,945,722

		13,393,041

Materials — 0.3%

Steel Dynamics
5.000%, 12/15/26	1,313,000	1,352,992

Real Estate — 2.1%

Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	3,050,522
Equinix
1.000%, 09/15/25 ‡	5,000,000	4,900,820
Federal Realty Investment Trust
1.250%, 02/15/26 ‡	2,000,000	1,978,090

		9,929,432

Utilities — 0.3%

Duke Energy
0.900%, 09/15/25	1,400,000	1,375,117

Total Corporate Obligations (Cost $75,709,955)		75,428,900

MORTGAGE-BACKED SECURITIES — 3.4%

Commercial Mortgage-Backed Obligation — 3.4%
Benchmark Mortgage Trust, Ser 2020- B19, Cl A2
1.691%, 09/15/53	1,305,000	1,309,715
Cold Storage Trust, Ser 2020-ICE5, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.900%, 11/15/37 (A)	5,406,448	5,404,817
COMM 2021-LBA Mortgage Trust, Ser 2021-LBA, Cl A
0.780%, VAR ICE LIBOR USD 1 Month + 0.690%, 03/15/38 (A)	9,900,000	9,822,545

Total Mortgage-Backed Securities (Cost $16,649,553)		16,537,077

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%

FFCB
0.570%, 08/12/25	5,000,000	4,932,482

FHLB
0.875%, 05/18/26	4,505,000	4,464,399
0.525%, 01/15/26	2,520,000	2,473,398

Total U.S. Government Agency Obligations (Cost $12,024,570)		11,870,279

Total Investments — 98.4% (Cost $471,690,458)		$473,248,131

Percentages are based on Net Assets of $480,717,632.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2021 was $239,630,996 and represents 49.8% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

3

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST LOW DURATION BOND FUND

‡	Real Estate Investment Trust

Cl — Class

DAC — Designated Activity Company

FFCB – Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$253,074,766	$—	$253,074,766
U.S. Treasury Obligations	116,337,109	—	—	116,337,109
Corporate Obligations	—	75,428,900	—	75,428,900
Mortgage-Backed Securities	—	16,537,077	—	16,537,077
U.S. Government Agency Obligations	—	11,870,279	—	11,870,279

Total Investments in Securities	$116,337,109	$356,911,022	$—	$473,248,131

For the period ended October 31, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2800

4

FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 91.4%

California — 4.1%
California State, Municipal Finance Authority, Ser A, RB (A)
5.000%, 03/01/25	$1,200,000	$1,224,494
California State, School Finance Authority, RB(A)
Callable 02/01/24 @ 100
5.350%, 08/01/24	285,000	302,307
Mount Diablo Unified School District, Ser A
4.000%, 08/01/31	100,000	125,393

		1,652,194

Colorado — 3.8%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	596,619
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	340,925
5.000%, 12/15/26	500,000	601,875

		1,539,419

District of Columbia — 2.3%

District of Columbia, RB
4.000%, 10/01/22	895,000	910,850

Idaho — 1.3%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	533,421

Illinois — 2.1%
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	835,399

Kansas — 3.7%

Geary County, GO
5.000%, 09/01/25	1,300,000	1,507,925

Michigan — 3.1%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,267,683

Minnesota — 0.7%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	283,385	287,483

Missouri — 4.0%

Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,626,244

Description	Face Amount	Value
Ohio — 0.4%

City of Medina Ohio

Callable 12/01/31 @ 100
4.000%, 12/01/32	$140,000	$172,202

Oklahoma — 2.8%

University of Oklahoma, Ser C, RB

Callable 07/01/25 @ 100
5.000%, 07/01/35	1,000,000	1,140,636

South Carolina — 3.9%
Hilton Head Island, Ser C, GO, ST AID
WITHHLDG

Callable 03/01/26 @ 300
2.250%, 03/01/33	530,000	541,319
2.125%, 03/01/32	520,000	530,870
2.000%, 03/01/30	495,000	505,472

		1,577,661

Texas — 59.2%

Central Texas Regional Mobility Authority
Callable 11/08/21 @ 121
5.000%, 01/01/46	1,000,000	1,206,522
Central Texas Turnpike System, Sub-Ser C, RB
Callable 08/15/24 @ 100
5.000%, 08/15/42	2,000,000	2,230,597
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	786,622
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,025,000	1,057,669
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	531,928
4.000%, 08/15/22	525,000	540,141
4.000%, 08/15/23	500,000	532,101
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD
Callable 02/15/29 @ 100
5.000%, 02/15/30	1,500,000	1,903,720
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,052,036
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,144,030
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,159,943
El Paso County, Hospital District, GO
5.000%, 08/15/25	1,070,000	1,232,980
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,015,830
La Vernia, Higher Education Finance, Ser A, RB (A)
4.200%, 08/15/25	425,000	453,903

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FROST FAMILY OF FUNDS	FROST FUNDS | OCTOBER 31, 2021 (UNAUDITED)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
La Vernia, Higher Education Finance, Ser A, RB(A)
Callable 08/15/24 @ 100
5.250%, 08/15/35	$1,435,000	$1,565,615
Love Field Airport Modernization, RB
5.000%, 11/01/22	1,000,000	1,047,059
Lower Colorado River Authority
Callable 05/15/30 @ 100
5.000%, 05/15/39	1,000,000	1,252,127
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/26	2,000,000	2,076,612
Seminole, Hospital District, GO
Callable 02/15/26 @ 100
4.000%, 02/15/31	545,000	591,802
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,154,140
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,400,000

		23,935,377

Total Municipal Bonds (Cost $35,340,325)		36,986,494

Total Investments — 91.4% (Cost $35,340,325)		$36,986,494

Percentages are based on Net Assets of $40,473,685.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2021 was $3,546,319 and represents 8.8% of Net Assets.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

ST AID — State Aid

TA — Tax Allocation

As of October 31, 2021, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2800

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